Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Schedule of property, plant and equipment

				Exploration
	Plant and	Mining	Assets under	and evaluation
	equipment	properties	construction	assets	Total
Cost	$	$	$	$	$
Balance as of January 1, 2020	269,669	447,075	50,152	69,259	836,155

Additions	5,180	6,348	13,218	11,184	35,930
Change in estimate of decomissioning liability	5,427	—	—	—	5,427
Disposals	(4,514)	—	—	(2,032)	(6,546)
Transfers	24,783	25,979	(10,909)	(39,853)	—
Balance as of December 31, 2020	300,545	479,402	52,461	38,558	870,966

Additions	4,137	16,830	36,825	17,410	75,202
Change in estimate of decomissioning liability	(3,870)	—	—	—	(3,870)
Disposals	(8,033)	—	(3)	(1,312)	(9,348)
Transfers	20,414	2,345	(17,508)	(5,251)	—
Balance as of December 31, 2021	313,193	498,577	71,775	49,405	932,950

				Exploration
	Plant and	Mining	Assets under	and evaluation
	equipment	properties	construction	assets	Total
Accumulated depreciation	$	$	$	$	$
Balance as of January 1, 2020	166,946	351,053	—	13,041	531,040

Depletion, depreciation and amortization	27,475	13,958	—	—	41,433
Disposals	(3,293)	—	—	—	(3,293)
Transfers	12,310	731	—	(13,041)	—
Balance as of December 31, 2020	203,438	365,742	—	—	569,180

Depletion, depreciation and amortization	29,327	16,747	—	—	46,074
Disposals	(6,919)	—	—	—	(6,919)
Impairment	9,588	20,828	—	4,584	35,000
Balance as of December 31, 2021	235,434	403,317	—	4,584	643,335

Net Book Value - December 31, 2021	77,759	95,260	71,775	44,821	289,615
Net Book Value - December 31, 2020	97,107	113,660	52,461	38,558	301,786